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August 10, 2007
Via EDGAR and Hand Delivery
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 6010
Washington, D.C. 20549

Re:	Nanosphere, Inc. Registration Statement on Form S-1
Dear Sir or Madam:
On behalf of Nanosphere, Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, the Company’s Registration Statement on Form S-1 (the “Form S-1”) for the initial public offering of shares of the Company’s Common Stock, together with copies of the exhibits being filed at this time. Original signature pages to the Form S-1 have been manually executed and will be retained by the Company for five years.
Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $3,070 was wired to the Securities and Exchange Commission on August 8, 2007.
Please direct any questions or comments regarding this filing to the undersigned at
(213) 683-6159.
Sincerely,
/s/ Ann Lawrence
Ann Lawrence

cc:	William P. Moffitt III, Nanosphere, Inc. J. Roger Moody, Nanosphere, Inc.